UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EuroPac International Value Fund
Class A (EPIVX)
Class I (EPVIX)

EuroPac International Bond Fund
Class A (EPIBX)
Class I (EPBIX)

EuroPac International Dividend Income Fund
Class A (EPDPX)
Class I (EPDIX)

EP Emerging Markets Fund
Class A (EPASX)
Class I (EPEIX)

EuroPac Gold Fund
Class A (EPGFX)
Class I (EPGIX)

SEMI-ANNUAL REPORT
April 30, 2023

Euro Pacific Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	24
Statements of Operations	28
Statements of Changes in Net Assets	31
Financial Highlights	36
Notes to Financial Statements	46
Supplemental Information	65
Expense Examples	73

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.europacificfunds.com

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 86.9%
	AUSTRALIA — 4.5%
183,000	Newcrest Mining Ltd.	$3,501,859
120,000	Sonic Healthcare Ltd.	2,814,001
		6,315,860
	BELGIUM — 2.8%
140,000	Etablissements Franz Colruyt N.V.	3,879,890

	BRAZIL — 2.9%
750,656	Ambev S.A. - ADR	2,101,837
689,700	Banco Bradesco S.A. - ADR	1,931,160
		4,032,997
	CANADA — 15.7%
89,928	Agnico Eagle Mines Ltd.	5,101,616
75,000	Bank of Nova Scotia	3,743,634
225,800	Barrick Gold Corp.	4,299,232
1,000,000	IAMGOLD Corp. *	2,850,000
509,900	Kinross Gold Corp.	2,574,995
30,000	Nutrien Ltd.	2,082,000
84,694	Pan American Silver Corp.	1,508,400
		22,159,877
	CHILE — 2.0%
174,402	Cia Cervecerias Unidas S.A. - ADR	2,802,640

	CHINA — 3.2%
10,000	Meituan - Class B *,1	169,433
100,000	Tencent Holdings Ltd.	4,387,429
		4,556,862
	DENMARK — 4.0%
15,000	Novo Nordisk A/S - ADR	2,506,350
35,000	Royal Unibrew A/S	3,124,104
		5,630,454
	FRANCE — 4.2%
51,100	Societe BIC S.A.	3,150,463
25,000	Sodexo S.A.	2,677,686
		5,828,149
	GERMANY — 10.3%
25,000	adidas A.G.	4,392,286
20,000	BASF S.E.	1,032,507
56,000	Bayer A.G.	3,687,669

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
34,000	Mercedes-Benz Group A.G.	$2,644,320
20,000	Volkswagen A.G.	2,725,730
		14,482,512
	JAPAN — 2.2%
50,000	Asahi Group Holdings Ltd.	1,924,107
54,000	Calbee, Inc.	1,166,839
		3,090,946
	NETHERLANDS — 2.9%
22,000	Aalberts N.V.	1,012,848
100,000	Shell PLC	3,095,317
		4,108,165
	NORWAY — 2.1%
105,000	Equinor A.S.A.	3,005,039

	SINGAPORE — 2.0%
165,000	Singapore Exchange Ltd.	1,183,341
842,700	Singapore Telecommunications Ltd.	1,610,375
		2,793,716
	SPAIN — 1.2%
382,689	Telefonica S.A.	1,739,495

	SWEDEN — 0.8%
32,000	Alfa Laval A.B.	1,171,710

	SWITZERLAND — 7.2%
10,000	Kuehne + Nagel International A.G.	2,952,232
40,000	Novartis A.G. - ADR	4,102,800
10,000	Roche Holding A.G.	3,136,257
		10,191,289
	UNITED KINGDOM — 14.5%
85,000	BP PLC - ADR	3,423,800
158,000	British American Tobacco PLC - ADR	5,853,900
55,760	GSK PLC	2,009,033
40,000	Reckitt Benckiser Group PLC	3,232,374
75,000	Unilever PLC - ADR	4,164,750
1,423,470	Vodafone Group PLC	1,715,606
		20,399,463

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 4.4%
52,000	Newmont Corp.	$2,464,800
36,645	Philip Morris International, Inc.	3,663,401
		6,128,201
	TOTAL COMMON STOCKS
	(Cost $107,675,649)	122,317,265
	SHORT-TERM INVESTMENTS — 12.6%
17,783,481	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.628% [2]	17,783,481
	Total Short-Term Investments
	(Cost $17,783,481)	17,783,481

	TOTAL INVESTMENTS — 99.5%
	(Cost $125,459,130)	140,100,746

	Other Assets in Excess of Liabilities — 0.5%	737,970
	TOTAL NET ASSETS — 100.0%	$140,838,716

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $169,433, which represents 0.12% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	37.9%
Basic Materials	18.0%
Consumer, Cyclical	8.8%
Communications	6.8%
Energy	6.8%
Financial	4.9%
Industrial	3.7%
Total Common Stocks	86.9%
Short-Term Investments	12.6%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
1,197	Hycroft Mining Holding Corp. *	$452
	TOTAL COMMON STOCKS
	(Cost $1,585,230)	452

Principal Amount[1]
	FIXED INCOME SECURITIES — 90.9%
	ARGENTINA — 1.3%
48,000,000	Argentina Treasury Bond BONCER 2.000%, 11/9/2026	661,855

	AUSTRALIA — 6.1%
2,050,000	Australia Government Bond 1.250%, 5/21/2032	1,138,076
1,000,000	BHP Billiton Finance Ltd. 5.625%, 10/22/2079[2,3]	1,103,714
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[4]	1,006,765
		3,248,555
	BRAZIL — 2.6%
7,200,000	Brazilian Government International Bond 10.250%, 1/10/2028	1,377,625

	CANADA — 8.5%
1,500,000	Bank of Nova Scotia 2.490%, 9/23/2024	1,071,358
1,500,000	Bell Canada, Inc. 2.500%, 5/14/2030[2]	973,957
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,451,255
1,500,000	Pembina Pipeline Corp. 3.310%, 2/1/2030[2]	1,014,550
		4,511,120
	CHILE — 0.8%
375,000,000	Bonos de la Tesoreria de la Republica en pesos 4.500%, 3/1/2026	444,388

	COLOMBIA — 3.1%
8,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	1,626,411

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	DOMINICAN REPUBLIC — 1.3%
37,000,000	Dominican Republic International Bond 9.750%, 6/5/2026	$674,486

	FRANCE — 2.4%
1,200,000	TotalEnergies S.E. 3.369% [2,3,5]	1,249,542

	GERMANY — 4.6%
48,700,000	Kreditanstalt fuer Wiederaufbau 4.400%, 7/25/2025	2,407,155

	IRELAND — 1.9%
1,000,000	Glencore Capital Finance DAC 0.500%, 9/7/2028[2]	1,005,144

	LUXEMBOURG — 4.3%
	European Investment Bank
20,000,000,000	5.750%, 1/24/2025	1,362,100
18,000,000	6.500%, 7/7/2027	922,120
		2,284,220
	MALTA — 1.4%
7,250,000	Gaming Innovation Group PLC 11.764% (Stockholm Interbank Offered Rates 3 Month + 850 basis points), 6/11/2024[2,4,6]	731,709

	MEXICO — 3.5%
15,000,000	Mexican Bonos 5.750%, 3/5/2026	756,362
21,000,000	Petroleos Mexicanos 7.190%, 9/12/2024	1,084,769
		1,841,131
	NEW ZEALAND — 3.9%
1,000,000	New Zealand Government Inflation Linked Bond 3.000%, 9/20/2030	840,792
2,000,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	1,227,667
		2,068,459
	NORWAY — 10.2%
	Aker A.S.A.
4,000,000	5.160% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 190 basis points), 11/22/2024[6]	376,853

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
5,000,000	6.275%, 9/27/2027	$481,355
	City of Oslo Norway
14,000,000	2.300%, 3/14/2024	1,292,758
5,000,000	1.320%, 2/16/2028	416,239
10,000,000	DNB Bank A.S.A. 5.580% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 230 basis points), 5/28/2030[2,6]	943,451
7,100,000	Lime Petroleum A.S. 12.950% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 925 basis points), 7/7/2025[2,4,6]	664,557
13,000,000	Norway Government Bond 3.000%, 3/14/2024[4]	1,213,156
		5,388,369
	PERU — 2.6%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	1,378,509

	PHILIPPINES — 6.2%
	Asian Development Bank
75,000,000	6.200%, 10/6/2026	903,954
100,000,000	6.150%, 2/25/2030	1,162,147
68,000,000	Philippine Government International Bond 6.250%, 1/14/2036	1,202,854
		3,268,955
	SINGAPORE — 5.5%
	Housing & Development Board
1,000,000	2.420%, 7/24/2023	746,860
1,000,000	2.320%, 1/24/2028	717,568
2,000,000	Singapore Government Bond 2.125%, 6/1/2026	1,463,579
		2,928,007
	SOUTH KOREA — 4.6%
35,500,000,000	Export-Import Bank of Korea 7.250%, 12/7/2024	2,450,032

	UNITED KINGDOM — 9.0%
1,000,000	BP Capital Markets PLC 3.250% [2,3,5]	1,018,821
	European Bank for Reconstruction & Development
86,000,000	2.000%, 2/5/2024	1,515,050

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2023 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED KINGDOM (Continued)
75,000,000	5.150%, 2/16/2024	$900,939
370,000	Rolls-Royce PLC 1.625%, 5/9/2028[2]	340,263
1,000,000	Vodafone Group PLC 4.200%, 10/3/2078[2,3]	1,009,642
		4,784,715
	UNITED STATES — 7.1%
	International Bank for Reconstruction & Development
75,000,000	6.000%, 1/16/2025	903,322
18,500,000,000	6.500%, 12/8/2027	1,290,435
	International Finance Corp.
8,000,000,000	8.000%, 10/9/2023	548,990
20,000,000	7.000%, 7/20/2027	1,031,731
		3,774,478
	TOTAL FIXED INCOME SECURITIES
	(Cost $52,336,025)	48,104,865

Number of Shares
	SHORT-TERM INVESTMENTS — 6.5%
3,456,427	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.628% [7]	3,456,427

	Total Short-Term Investments
	(Cost $3,456,427)	3,456,427

	TOTAL INVESTMENTS — 97.4%
	(Cost $57,377,682)	51,561,744

	Other Assets in Excess of Liabilities — 2.6%	1,382,657
	TOTAL NET ASSETS — 100.0%	$52,944,401

PLC – Public Limited Company

*	Non-income producing security.
[1]	Local currency.
[2]	Callable.
[3]	Variable rate security.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,616,187, which represents 6.83% of Net Assets.
[5]	Perpetual security. Maturity date is not applicable.
[6]	Floating rate security.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SUMMARY OF INVESTMENTS
As of April 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	0.0%
Total Common Stocks	0.0%
Fixed Income Securities
Government	59.7%
Financial	10.0%
Energy	9.5%
Basic Materials	5.9%
Communications	3.8%
Consumer, Cyclical	1.4%
Industrial	0.6%
Total Fixed Income Securities	90.9%
Short-Term Investments	6.5%
Total Investments	97.4%
Other Assets in Excess of Liabilities	2.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.7%
	AUSTRALIA — 5.8%
470,000	Evolution Mining Ltd.	$1,107,126
85,000	Newcrest Mining Ltd.	1,626,547
180,000	Northern Star Resources Ltd.	1,603,123
50,000	Sonic Healthcare Ltd.	1,172,500
630,000	Telstra Group Ltd.	1,821,677
		7,330,973
	BRAZIL — 3.8%
700,000	Ambev S.A. - ADR	1,960,000
550,000	Banco Bradesco S.A. - ADR	1,540,000
150,000	Itau Unibanco Holding S.A. - ADR	772,500
40,000	Vale S.A. - ADR	576,400
		4,848,900
	CANADA — 17.4%
19,777	Agnico Eagle Mines Ltd.	1,121,949
220,000	Alamos Gold, Inc. - Class A	2,844,600
350,000	Algonquin Power & Utilities Corp.	2,975,865
22,000	Bank of Nova Scotia	1,098,133
191,000	Barrick Gold Corp.	3,636,640
10,000	BCE, Inc.	480,626
60,000	Canadian Utilities Ltd. - Class A	1,734,593
400,000	Equinox Gold Corp. *	1,992,000
800,000	IAMGOLD Corp. *	2,280,000
15,000	Nutrien Ltd.	1,041,000
84,054	Pan American Silver Corp.	1,497,002
50,000	Power Corp. of Canada	1,339,213
		22,041,621
	FINLAND — 1.3%
115,000	Fortum Oyj	1,714,546

	FRANCE — 9.1%
35,000	Danone S.A.	2,313,664
206,000	Engie S.A.	3,295,092
15,000	Sanofi	1,652,892
40,000	TotalEnergies S.E. - ADR	2,557,200
55,000	Veolia Environnement S.A.	1,738,788
		11,557,636
	GERMANY — 7.3%
19,000	BASF S.E.	980,882
55,000	Bayer A.G.	3,621,818

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
130,000	E.ON S.E.	$1,719,724
10,000	Henkel A.G. & Co. KGaA	807,493
15,000	Mercedes-Benz Group A.G.	1,166,612
7,000	SAP S.E.	947,680
		9,244,209
	ITALY — 3.2%
400,000	Enel S.p.A.	2,732,342
85,000	Eni S.p.A.	1,287,504
		4,019,846
	NEW ZEALAND — 1.2%
2,600,000	Kiwi Property Group Ltd.	1,479,191

	NORWAY — 5.4%
42,794	Aker BP A.S.A.	1,021,955
100,000	Austevoll Seafood A.S.A.	940,218
55,000	Equinor A.S.A. - ADR	1,580,700
150,000	Norsk Hydro A.S.A.	1,100,956
180,000	Telenor A.S.A.	2,245,545
		6,889,374
	SINGAPORE — 4.0%
50,000	DBS Group Holdings Ltd.	1,229,766
1,200,000	Singapore Telecommunications Ltd.	2,293,166
4,000,000	Starhill Global REIT - REIT	1,573,741
		5,096,673
	SOUTH KOREA — 0.8%
50,000	SK Telecom Co., Ltd. - ADR	988,000

	SPAIN — 6.3%
200,000	Banco Bilbao Vizcaya Argentaria S.A.	1,465,565
55,000	Endesa S.A.	1,234,545
104,489	Iberdrola S.A.	1,356,342
85,000	Repsol S.A.	1,249,945
578,064	Telefonica S.A.	2,627,564
		7,933,961
	SWITZERLAND — 3.6%
20,000	Novartis A.G. - ADR	2,051,400
8,000	Roche Holding A.G.	2,509,006
		4,560,406

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 17.0%
75,000	BP PLC - ADR	$3,021,000
111,000	British American Tobacco PLC - ADR	4,112,550
55,000	GSK PLC	1,981,650
520,000	John Wood Group PLC *	1,473,018
18,000	Reckitt Benckiser Group PLC	1,454,568
60,000	Shell PLC - ADR	3,718,800
40,000	Unilever PLC - ADR	2,221,200
3,000,000	Vodafone Group PLC	3,615,684
		21,598,470
	UNITED STATES — 3.5%
40,000	Newmont Corp.	1,896,000
25,000	Philip Morris International, Inc.	2,499,250
		4,395,250
	TOTAL COMMON STOCKS
	(Cost $108,615,800)	113,699,056
	SHORT-TERM INVESTMENTS — 9.5%
12,070,137	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.628% [1]	12,070,137
	Total Short-Term Investments
	(Cost $12,070,137)	12,070,137

	TOTAL INVESTMENTS — 99.2%
	(Cost $120,685,937)	125,769,193

	Other Assets in Excess of Liabilities — 0.8%	1,023,183
	TOTAL NET ASSETS — 100.0%	$126,792,376

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	23.1%
Basic Materials	18.4%
Utilities	14.6%
Energy	12.6%
Communications	11.1%
Financial	8.3%
Consumer, Cyclical	0.9%
Technology	0.7%
Total Common Stocks	89.7%
Short-Term Investments	9.5%
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.3%
	BRAZIL — 6.7%
325,000	Ambev S.A.	$922,651
65,230	Arco Platform Ltd. - Class A *	711,007
550,000	B3 S.A. - Brasil Bolsa Balcao	1,287,943
250,000	Banco Bradesco S.A. - ADR	700,000
93,480	CI&T, Inc. - Class A *	368,311
754,890	Locaweb Servicos de Internet S.A. *,1	796,087
568,975	Lojas Quero Quero S.A. *	468,842
1,397,810	Meliuz S.A. *,[1]	241,011
		5,495,852
	CHILE — 1.6%
80,000	Cia Cervecerias Unidas S.A. - ADR	1,285,600

	CHINA — 18.3%
259,965	Amoy Diagnostics Co., Ltd. - Class A	1,057,053
300,000	Anhui Conch Cement Co., Ltd. - Class H	947,249
2,700,000	China Forestry Holdings Co., Ltd. *,2	—
337,385	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,257,059
700,000	CSPC Pharmaceutical Group Ltd.	712,806
25,000	ENN Energy Holdings Ltd.	342,788
652,995	Haitian International Holdings Ltd.	1,696,654
290,764	Hefei Meyer Optoelectronic Technology, Inc. - Class A	1,140,972
1,500,000	Industrial & Commercial Bank of China Ltd. - Class H	806,993
120,000	Lepu Medical Technology Beijing Co., Ltd. - Class A	414,454
9,200	Meituan - Class B *,1	157,231
10,000	NetEase, Inc. - ADR	891,300
92,000	Tencent Holdings Ltd.	4,086,257
209,733	Yifeng Pharmacy Chain Co., Ltd. - Class A	1,510,981
		15,021,797
	HONG KONG — 0.9%
250,000	China Resources Gas Group Ltd.	789,081

	HUNGARY — 1.5%
50,000	Richter Gedeon Nyrt	1,207,626

	INDIA — 10.1%
30,000	AIA Engineering Ltd.	999,095
850,000	Castrol India Ltd.	1,247,260
400,000	City Union Bank Ltd.	694,936
639,575	EPL Ltd.	1,371,005
50,000	GMM Pfaudler Ltd.	907,130

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
15,200	L&T Technology Services Ltd. [1]	$706,045
60,390	Medplus Health Services Ltd. *	546,616
12,550	Metropolis Healthcare Ltd. [1]	192,496
32,060	Mphasis Ltd.	715,250
300,000	Oil India Ltd.	937,841
		8,317,674
	INDONESIA — 4.6%
55,000,000	Ace Hardware Indonesia Tbk P.T.	1,690,296
3,677,180	Bank BTPN Syariah Tbk P.T.	536,869
3,500,000	Indofood Sukses Makmur Tbk P.T.	1,540,603
		3,767,768
	MALAYSIA — 3.3%
3,297,550	Frontken Corp. Bhd	2,263,226
1,395,750	MR DIY Group M Bhd [1]	495,592
		2,758,818
	MEXICO — 4.8%
800,000	Bolsa Mexicana de Valores S.A.B. de C.V.	1,768,681
400,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	907,255
170,000	Regional S.A.B. de C.V. - Class A	1,244,968
		3,920,904
	PHILIPPINES — 1.9%
3,200,000	DMCI Holdings, Inc.	567,761
1,987,895	Wilcon Depot, Inc.	1,040,234
		1,607,995
	POLAND — 1.9%
15,000	Dino Polska S.A. *,1	1,529,749

	SINGAPORE — 1.0%
697,960	Nanofilm Technologies International Ltd.	790,436

	SOUTH AFRICA — 1.4%
100,000	JSE Ltd.	525,789
90,000	Vodacom Group Ltd.	616,892
		1,142,681
	SOUTH KOREA — 9.1%
5,940	Chunbo Co., Ltd.	865,203
9,050	Hansol Chemical Co., Ltd.	1,508,471
31,000	Kakao Games Corp. *	941,975

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
113,345	Koh Young Technology, Inc.	$1,126,572
10,000	KT&G Corp.	640,814
13,920	LEENO Industrial, Inc.	1,398,014
1,100	NCSoft Corp.	311,269
9,775	Tokai Carbon Korea Co., Ltd.	731,547
		7,523,865
	TAIWAN — 17.5%
550,000	Asia Cement Corp.	787,749
15,000	ASPEED Technology, Inc.	1,284,463
230,915	Chroma ATE, Inc.	1,433,451
400,000	Formosa Plastics Corp.	1,223,647
11,000	Largan Precision Co., Ltd.	722,284
35,000	MediaTek, Inc. *	761,034
33,600	momo.com, Inc.	910,426
450,000	Nan Ya Plastics Corp.	1,143,709
40,000	Nien Made Enterprise Co., Ltd.	440,406
50,000	Novatek Microelectronics Corp.	683,556
50,000	Parade Technologies Ltd.	1,531,377
150,000	Realtek Semiconductor Corp. *	1,759,046
33,580	Silergy Corp.	530,038
40,000	Taiwan Semiconductor Manufacturing Co., Ltd.	655,024
10,000	Voltronic Power Technology Corp.	575,001
		14,441,211
	THAILAND — 2.9%
1,500,000	Thai Beverage PCL	720,774
1,912,380	TOA Paint Thailand PCL	1,641,614
		2,362,388
	UNITED KINGDOM — 1.0%
243,230	VTEX - Class A *	851,305

	URUGUAY — 0.8%
500	MercadoLibre, Inc. *	638,745
	TOTAL COMMON STOCKS
	(Cost $85,448,757)	73,453,495

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2023 (Unaudited)

Number of Shares		Value
	RIGHTS — 0.0%
	BRAZIL — 0.0%
9,506	Meliuz S.A. Expiration Date: May 26, 2023 *	$1,106
	TOTAL RIGHTS
	(Cost $0)	1,106

	SHORT-TERM INVESTMENTS — 10.9%
8,940,460	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.628% [3]	8,940,460
	Total Short-Term Investments
	(Cost $8,940,460)	8,940,460

	TOTAL INVESTMENTS — 100.2%
	(Cost $94,389,217)	82,395,061

	Liabilities in Excess of Other Assets — (0.2)%	(142,310)
	TOTAL NET ASSETS — 100.0%	$82,252,751

ADR – American Depository Receipt

PCL – Public Company Limited

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,118,211, which represents 5.01% of Net Assets.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund
SUMMARY OF INVESTMENTS
As of April 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrial	20.1%
Technology	15.5%
Consumer, Non-cyclical	15.1%
Communications	9.4%
Basic Materials	9.3%
Financial	9.2%
Consumer, Cyclical	7.5%
Energy	1.8%
Utilities	1.4%
Total Common Stocks	89.3%
Rights
Communications	0.0%
Total Rights	0.0%
Short-Term Investments	10.9%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.2%
	DIVERSIFIED EXPLORATION AND MINING — 1.4%
880,000	Carbon Neutral[1,2]	$1,771,348
4,000,000	Nuvau Minerals Corp.[1,2]	1,476,124
		3,247,472
	GOLD AND PRECIOUS METALS — 0.2%
27,432	Newcrest Mining Ltd.[2]	521,348

	GOLD EXPLORATION — 4.9%
1,600,000	Alpha Exploration Ltd.*,1,2,3	862,056
2,630,228	Aurion Resources Ltd.*,2	1,436,540
2,400,000	Aurion Resources Ltd.*,1,2	1,310,798
10,912,498	Besra Gold, Inc.*,2	1,552,430
101,265	Dakota Gold Corp.*	333,162
847,800	Irving Resources, Inc.*,2	794,675
833,000	Newcore Gold Ltd.*,2	116,813
655,500	Paycore Minerals, Inc.*,1,2	1,112,739
2,336,500	Revival Gold, Inc.*,2	982,954
920,000	Revival Gold, Inc.*,1,2	387,040
4,444,409	Vista Gold Corp.*	2,871,977
8,200	Vista Gold Corp.*,2	5,417
		11,766,601
	GOLD MINING — 32.8%
225,440	Agnico Eagle Mines Ltd.	12,789,211
2,878,229	B2Gold Corp.	11,340,222
150,000	B2Gold Corp.[2]	590,081
618,392	Barrick Gold Corp.	11,774,184
1,443,099	Equinox Gold Corp.*,2	7,168,098
120,000	Equinox Gold Corp.*	597,600
917,687	Evolution Mining Ltd.[2]	2,161,692
700,690	Gold Fields Ltd. - ADR	10,902,737
3,010,560	i-80 Gold Corp.*,2	7,554,730
110,005	Kinross Gold Corp.	555,525
5,794,100	OceanaGold Corp.[2]	13,256,853
100,000	OceanaGold Corp.	228,500
116,743	Polymetal International PLC*,2	410,955
5,000	Polyus PJSC - GDR*,1,2	—
		79,330,388
	PRECIOUS METALS DEVELOPMENTAL — 3.9%
3,073,263	Adriatic Metals PLC*,2	7,402,023

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS DEVELOPMENTAL (Continued)
603,400	Artemis Gold, Inc.*,2	$2,026,327
		9,428,350
	PRECIOUS METALS EXPLORATION — 4.3%
1,611,182	Almadex Minerals Ltd.*,2	416,203
2,100,000	G2 Goldfields, Inc.*,2	1,394,937
1,600,000	G2 Goldfields, Inc.*,1,2	1,062,809
2,027,590	GBM Resources Ltd.*,2	44,273
740,027	Harfang Exploration, Inc.*,2	125,623
78,000	Heliostar Metals Ltd.*,2,3	23,891
6,136,364	Heliostar Metals Ltd.*,1,2,3	1,879,542
2,846,300	Kenorland Minerals Ltd.*,2	1,575,559
5,645,900	Midland Exploration, Inc.*,2,3	2,583,554
6,329,204	Mundoro Capital, Inc.*,2,3	1,027,696
2,340,000	Riverside Resources, Inc.*,2	310,872
		10,444,959
	ROYALTY COMPANIES — 34.4%
6,681,800	Elemental Altus Royalties Corp.*,2	6,805,583
900,000	Elemental Altus Royalties Corp.*,1,2	916,673
1,288,518	EMX Royalty Corp.*	2,473,954
124,000	EMX Royalty Corp.*,2	238,866
89,096	Franco-Nevada Corp.	13,522,991
470,000	Lara Exploration Ltd.*,2	280,980
1,574,503	Metalla Royalty & Streaming Ltd.*,2	7,809,182
388,337	Metalla Royalty & Streaming Ltd.*	1,930,035
5,221,651	Orogen Royalties, Inc.*,2	2,158,185
640,889	Osisko Gold Royalties Ltd.	10,420,855
323,120	Osisko Gold Royalties Ltd.[2]	5,251,386
91,400	Royal Gold, Inc.	12,105,016
750,100	Sandstorm Gold Ltd.	4,313,075
3,100,000	Star Royalties Ltd.*,2	915,197
299,239	Triple Flag Precious Metals Corp.	4,853,656
162,000	Wheaton Precious Metals Corp.	7,999,560
25,000	Wheaton Precious Metals Corp.[2]	1,233,486
		83,228,680
	SILVER: EXPLORATION AND MINING — 10.3%
3,300,980	Fortuna Silver Mines, Inc.*	12,312,655
619,761	Pan American Silver Corp.	11,037,944

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2023 (Unaudited)

Number of Shares		Value
COMMON STOCKS (Continued)
SILVER: EXPLORATION AND MINING (Continued)
250,000	SilverCrest Metals, Inc.*	$1,635,000
24,985,599
TOTAL COMMON STOCKS
	(Cost $170,972,038)	222,953,397

WARRANTS — 0.1%
DIVERSIFIED EXPLORATION AND MINING — 0.0%
2,000,000	Nuvau Minerals Corp., Strike Price: 0.75 CAD, Expiration Date: March 15, 2025*,1,2	—

GOLD EXPLORATION — 0.0%
1,600,000	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: June 20, 2026*,1,2	—

PRECIOUS METALS EXPLORATION — 0.1%
3,068,182	Heliostar Metals Ltd., Strike Price: 0.30 CAD, Expiration Date: February 15, 2026*,1,2	260,419
800,000	Revival Gold, Inc., Strike Price: 0.80 CAD, Expiration Date: January 25, 2024*,1,2	—
6,750,000	Thomson Resources Ltd., Strike Price: 0.115 AUD, Expiration Date: November 8, 2024*,1,2	—
2,500,000	Thomson Resources Ltd., Strike Price: 0.20 AUD, Expiration Date: March 29, 2024*,1,2	—
260,419
ROYALTY COMPANIES — 0.0%
62,000	EMX Royalty Corp., Strike Price: 4.00 CAD, Expiration Date: November 10, 2023*,1,2	—
58,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: April 13, 2024*,1,2	—
333,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: May 15, 2023*,1,2	—
—
SILVER: EXPLORATION AND MINING — 0.0%
1,880,000	Golden Arrow Resources Corp., Strike Price: 0.40 CAD, Expiration Date: March 21, 2024*,1,2	—
TOTAL WARRANTS
	(Cost $—)	260,419

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 8.4%
20,377,138	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.63%[4]	$20,377,138
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,377,138)	20,377,138

	TOTAL INVESTMENTS — 100.7%
	(Cost $191,349,176)	243,590,954

	Liabilities in Excess of Other Assets — (0.7)%	(1,668,665)
	TOTAL NET ASSETS — 100.0%	$241,922,289

ADR – American Depository Receipt

AUD – Australian Dollar

CAD – Canadian Dollar

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are Level 3 securities fair valued under procedures established by the Board of Trustees, representing 4.56% of Net Assets. The total value of these securities is $11,039,548.
[2]	Foreign security denominated in U.S. dollars.
[3]	Affiliated company.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund
SUMMARY OF INVESTMENTS
As of April 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Royalty Companies	34.4%
Gold Mining	32.8%
Silver: Exploration and Mining	10.3%
Gold Exploration	4.9%
Precious Metals Exploration	4.3%
Precious Metals Developmental	3.9%
Diversified Exploration and Mining	1.4%
Gold and Precious Metals	0.2%
Total Common Stocks	92.2%
Short-Term Investments	8.4%
Warrants	0.1%
Total Investments	100.7%
Liabilities in Excess of Other Assets	(0.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2023 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Assets:
Investments in unaffiliated issuers, at cost	$125,459,130	$57,377,682	$120,685,937
Investments in affiliated issuers, at cost	-	-	-
Warrants, at cost	-	-	-
Foreign currency, at cost	-	411,525	15,016
Investments in unaffiliated issuers, at value	$140,100,746	$51,561,744	$125,769,193
Investments in affiliated issuers, at value	-	-	-
Warrants, at value	-	-	-
Foreign currency, at value	-	410,813	15,009
Receivables:
Fund shares sold	232,065	119,593	243,368
Dividends and interest	406,935	922,923	582,759
Reclaims receivable	337,864	-	377,403
Prepaid expenses	18,442	16,153	18,488
Total assets	141,096,052	53,031,226	127,006,220
Liabilities:
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	40,654	10,915	49,556
Advisory fees	125,383	10,359	89,370
Shareholder servicing fees (Note 7)	14,549	8,421	11,983
Distribution fees (Note 8)	22,994	8,153	21,244
Fund accounting and administration fees	12,767	10,841	11,389
Transfer agent fees and expenses	13,065	8,216	9,343
Custody fees	4,913	8,604	951
Trustees' deferred compensation (Note 3)	9,858	9,298	9,767
Auditing fees	6,682	6,763	6,712
Trustees' fees and expenses	3,078	1,020	291
Chief Compliance Officer fees	633	1,009	1,642
Deferred non-U.S. taxes	-	-	-
Accrued other expenses	2,760	3,226	1,596
Total liabilities	257,336	86,825	213,844

Net Assets	$140,838,716	$52,944,401	$126,792,376

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2023 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$132,378,042	$60,497,912	$123,612,371
Total distributable earnings (accumulated deficit)	8,460,674	(7,553,511)	3,180,005
Net Assets	$140,838,716	$52,944,401	$126,792,376
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$117,424,357	$42,714,299	$105,322,904
Shares of beneficial interest issued and outstanding	11,638,746	5,081,170	10,739,872
Redemption price per share	$10.09	$8.41	$9.81
Maximum sales charge (4.50% of offering price)*	0.48	0.39	0.46
Maximum public offering price to public	$10.57	$8.80	$10.27
Class I Shares:
Net assets applicable to shares outstanding	$23,414,359	$10,230,102	$21,469,472
Shares of beneficial interest issued and outstanding	2,313,782	1,195,259	2,185,675
Offering and redemption price per share	$10.12	$8.56	$9.82

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2023 (Unaudited)

	EP Emerging Markets Fund	EuroPac Gold Fund
Assets:
Investments in unaffiliated issuers, at cost	$94,389,217	$185,093,207
Investments in affiliated issuers, at cost	-	6,255,969
Warrants, at cost	-	-
Foreign currency, at cost	-	259,649
Investments in unaffiliated issuers, at value	$82,395,061	$236,953,796
Investments in affiliated issuers, at value	-	6,376,739
Warrants, at value	-	260,419
Foreign currency, at value	-	260,908
Receivables:
Fund shares sold	62,837	172,012
Dividends and interest	128,972	129,782
Reclaims receivable	-	-
Prepaid expenses	9,421	3,419
Total assets	82,596,291	244,157,075
Liabilities:
Payables:
Investment securities purchased	-	1,838,638
Fund shares redeemed	35,952	57,589
Advisory fees	61,815	159,492
Shareholder servicing fees (Note 7)	13,897	23,046
Distribution fees (Note 8)	14,650	44,286
Fund accounting and administration fees	18,485	31,542
Transfer agent fees and expenses	10,374	19,574
Custody fees	25,777	13,217
Trustees' deferred compensation (Note 3)	11,002	11,063
Auditing fees	6,764	7,175
Trustees' fees and expenses	1,315	2,116
Chief Compliance Officer fees	5,066	13,803
Deferred non-U.S. taxes	122,062	-
Accrued other expenses	16,381	13,245
Total liabilities	343,540	2,234,786
Net Assets	$82,252,751	$241,922,289

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2023 (Unaudited)

	EP Emerging Markets Fund	EuroPac Gold Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$93,873,374	$232,393,127
Total distributable earnings (accumulated deficit)	(11,620,623)	9,529,162
Net Assets	$82,252,751	$241,922,289
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$74,108,122	$211,514,498
Shares of beneficial interest issued and outstanding	7,875,749	20,013,324
Redemption price per share	$9.41	$10.57
Maximum sales charge (4.50% of offering price)*	0.44	0.50
Maximum public offering price to public	$9.85	$11.07
Class I Shares:
Net assets applicable to shares outstanding	$8,144,629	$30,407,791
Shares of beneficial interest issued and outstanding	840,037	2,856,076
Offering and redemption price per share	$9.70	$10.65

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $226,877, $0 and $244,777, respectively)	$2,225,579	$-	$2,271,424
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0, $629 and $0, respectively)	296,679	1,169,436	266,275
Total investment income	2,522,258	1,169,436	2,537,699

Expenses:
Advisory fees	687,788	143,538	485,271
Shareholder servicing fees (Note 7)	50,863	19,103	45,607
Distribution fees (Note 8)	137,871	50,367	121,225
Fund accounting and administration fees	80,278	48,527	77,909
Transfer agent fees and expenses	36,283	22,935	31,036
Custody fees	16,301	15,841	15,159
Registration fees	20,909	16,788	18,167
Auditing fees	7,687	8,049	7,687
Legal fees	6,702	5,577	5,581
Shareholder reporting fees	5,676	4,027	5,502
Trustees' fees and expenses	4,639	3,414	4,764
Miscellaneous	4,258	2,921	4,801
Chief Compliance Officer fees	3,130	3,075	3,028
Insurance fees	1,566	1,423	1,449
Total expenses	1,063,951	345,585	827,186
Advisory fees (waived) recovered	29,181	(79,911)	7,673
Net expenses	1,093,132	265,674	834,859
Net investment income (loss)	1,429,126	903,762	1,702,840

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,999,435	(32,702)	1,818,951
Investments in affiliated issuers	-	-	-
Warrants	-	-	-
Purchased options contracts	-	-	-
Foreign currency transactions	8,675	(91,156)	(20,192)
Deferred non-US taxes	-	-	-
Net realized gain (loss)	3,008,110	(123,858)	1,798,759
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	17,712,123	3,225,540	15,168,853
Investments in affiliated issuers	-	-	-
Warrants	-	-	-
Purchased options contracts	-	-	-
Foreign currency translations	21,323	47,940	26,020
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation/depreciation	17,733,446	3,273,480	15,194,873

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Net realized and unrealized gain (loss)	20,741,556	3,149,622	16,993,632

Net Increase (Decrease) in Net Assets from Operations	$22,170,682	$4,053,384	$18,696,472

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended April 30, 2023 (Unaudited)

	EP Emerging Markets Fund	EuroPac Gold Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $77,061 and $194,476, respectively)	$658,698	$1,179,369
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0 and $0, respectively)	145,591	116,769
Total investment income	804,289	1,296,138

Expenses:
Advisory fees	416,830	807,725
Shareholder servicing fees (Note 7)	34,685	90,567
Distribution fees (Note 8)	88,708	226,574
Fund accounting and administration fees	67,281	116,986
Transfer agent fees and expenses	31,914	54,438
Custody fees	48,900	21,043
Registration fees	20,169	13,530
Auditing fees	7,949	8,230
Legal fees	17,425	5,651
Shareholder reporting fees	10,887	11,188
Trustees' fees and expenses	4,518	4,757
Miscellaneous	3,464	3,710
Chief Compliance Officer fees	6,887	15,173
Insurance fees	1,754	2,090
Total expenses	761,371	1,381,662
Advisory fees (waived) recovered	(93,732)	-
Net expenses	667,639	1,381,662
Net investment income (loss)	136,650	(85,524)

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments in unaffiliated issuers	4,675,212	164,677
Investments in affiliated issuers	-	(1,155,726)
Warrants	-	(23,007)
Purchased options contracts	-	(146,127)
Foreign currency transactions	(17,873)	8,626
Deferred non-US taxes	(268,371)	-
Net realized gain (loss)	4,388,968	(1,151,557)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	2,952,245	57,875,608
Investments in affiliated issuers	-	3,085,139
Warrants	-	283,426
Purchased options contracts	-	130,934
Foreign currency translations	(1,306)	6,464
Deferred non-U.S. taxes	313,625	-
Net change in unrealized appreciation/depreciation	3,264,564	61,381,571
Net realized and unrealized gain (loss)	7,653,532	60,230,014

Net Increase (Decrease) in Net Assets from Operations	$7,790,182	$60,144,490

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,429,126	$2,444,756
Net realized gain (loss) investments and foreign currency transactions	3,008,110	6,042,638
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	17,733,446	(17,454,070)
Net increase (decrease) in net assets resulting from operations	22,170,682	(8,966,676)

Distributions to Shareholders:
Distributions:
Class A	(1,171,004)	(1,734,767)
Class I	(208,575)	(181,202)
Total	(1,379,579)	(1,915,969)

Capital Transactions:
Net proceeds from shares sold:
Class A	7,546,831	20,055,594
Class I	10,130,141	10,434,286
Reinvestment of distributions:
Class A	763,419	1,139,021
Class I	201,391	175,650
Cost of shares redeemed:
Class A1	(9,659,656)	(14,301,539)
Class I2	(2,193,019)	(3,731,679)
Net increase (decrease) in net assets from capital transactions	6,789,107	13,771,333

Total increase (decrease) in net assets	27,580,210	2,888,688

Net Assets:
Beginning of period	113,258,506	110,369,818
End of period	$140,838,716	$113,258,506
Capital Share Transactions:
Shares sold:
Class A	792,448	2,087,327
Class I	1,047,473	1,099,332
Class A	79,446	125,096
Class I	20,839	19,471
Shares redeemed:
Class A	(1,012,304)	(1,535,850)
Class I	(229,112)	(395,850)
Net increase (decrease) in capital share transactions	698,790	1,399,526

[1]	Net of redemption fees of $892 and $6,496, respectively.
[2]	Net of redemption fees of $4,345 and $649, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$903,762	$1,413,227
Net realized gain (loss) investments and foreign currency transactions	(123,858)	(2,901,607)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,273,480	(4,593,440)
Net increase (decrease) in net assets resulting from operations	4,053,384	(6,081,820)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,713,208	5,211,943
Class I	3,750,058	3,448,591
Cost of shares redeemed:
Class A1	(2,576,818)	(6,771,054)
Class I	(425,570)	(755,835)
Net increase (decrease) in net assets from capital transactions	4,460,878	1,133,645

Total increase (decrease) in net assets	8,514,262	(4,948,175)

Net Assets:
Beginning of period	44,430,139	49,378,314
End of period	$52,944,401	$44,430,139
Capital Share Transactions:
Shares sold:
Class A	451,927	618,099
Class I	445,568	416,371
Shares redeemed:
Class A	(316,855)	(815,686)
Class I	(51,138)	(89,344)
Net increase (decrease) in capital share transactions	529,502	129,440

[1]	Net of redemption fees of $0 and $1,154, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,702,840	$3,824,864
Net realized gain (loss) investments and foreign currency transactions	1,798,759	3,528,768
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	15,194,873	(14,268,153)
Net increase (decrease) in net assets resulting from operations	18,696,472	(6,914,521)

Distributions to Shareholders:
Distributions:
Class A	(1,089,577)	(2,357,336)
Class I	(219,288)	(315,639)
Total	(1,308,865)	(2,672,975)

Capital Transactions:
Net proceeds from shares sold:
Class A	10,170,638	23,850,281
Class I	9,804,314	15,945,807
Reinvestment of distributions:
Class A	703,219	1,536,777
Class I	214,367	307,834
Cost of shares redeemed:
Class A1	(10,534,773)	(17,784,927)
Class I2	(5,586,296)	(4,260,480)
Net increase (decrease) in net assets from capital transactions	4,771,469	19,595,292

Total increase (decrease) in net assets	22,159,076	10,007,796

Net Assets:
Beginning of period	104,633,300	94,625,504
End of period	$126,792,376	$104,633,300
Capital Share Transactions:
Shares sold:
Class A	1,098,532	2,556,909
Class I	1,042,577	1,704,452
Class A	76,578	174,830
Class I	23,207	35,364
Shares redeemed:
Class A	(1,145,984)	(1,961,451)
Class I	(600,646)	(490,020)
Net increase (decrease) in capital share transactions	494,264	2,020,084

[1]	Net of redemption fees of $2,716 and $8,780, respectively.
[2]	Net of redemption fees of $236 and $5,873, respectively.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$136,650	$(511,607)
Net realized gain (loss) investments and foreign currency transactions	4,388,968	(890,278)
Net change in unrealized appreciation/depreciation on investments, deferred non-U.S. taxes and foreign currency translations	3,264,564	(31,787,188)
Net increase (decrease) in net assets resulting from operations	7,790,182	(33,189,073)

Distributions to Shareholders:
Distributions:
Class A	(325,165)	(17,170,692)
Class I	(40,506)	(720,947)
Total	(365,671)	(17,891,639)

Capital Transactions:
Net proceeds from shares sold:
Class A	11,445,570	14,106,201
Class I	3,181,418	4,129,747
Reinvestment of distributions:
Class A	214,774	11,113,870
Class I	40,161	720,947
Cost of shares redeemed:
Class A1	(4,577,068)	(21,532,817)
Class I2	(802,770)	(1,492,217)
Net increase (decrease) in net assets from capital transactions	9,502,085	7,045,731

Total increase (decrease) in net assets	16,926,596	(44,034,981)

Net Assets:
Beginning of period	65,326,155	109,361,136
End of period	$82,252,751	$65,326,155
Capital Share Transactions:
Shares sold:
Class A	1,205,639	1,318,178
Class I	324,839	386,425
Class A	23,243	868,950
Class I	4,223	54,783
Shares redeemed:
Class A	(485,430)	(1,739,509)
Class I	(83,426)	(123,619)
Net increase (decrease) in capital share transactions	989,088	765,208

[1]	Net of redemption fees of $2,580 and $2,297, respectively.
[2]	Net of redemption fees of $203 and $0, respectively.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(85,524)	$(553,639)
Net realized gain (loss) investments, affiliated issuers, warrants, purchased options contracts and foreign currency transactions	(1,151,557)	4,016,533
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, warrants, purchased options contracts and foreign currency translations	61,381,571	(68,003,729)
Net increase (decrease) in net assets resulting from operations	60,144,490	(64,540,835)

Distributions to Shareholders:
Distributions:
Class A	-	(4,854,161)
Class I	-	(434,084)
Total	-	(5,288,245)

Capital Transactions:
Net proceeds from shares sold:
Class A	23,246,917	34,229,221
Class I	11,375,146	10,345,086
Reinvestment of distributions:
Class A	-	3,599,307
Class I	-	414,456
Cost of shares redeemed:
Class A1	(12,601,106)	(30,854,978)
Class I2	(2,265,950)	(5,825,810)
Net increase (decrease) in net assets from capital transactions	19,755,007	11,907,282

Total increase (decrease) in net assets	79,899,497	(57,921,798)

Net Assets:
Beginning of period	162,022,792	219,944,590
End of period	$241,922,289	$162,022,792
Capital Share Transactions:
Shares sold:
Class A	2,358,005	3,449,804
Class I	1,123,605	1,042,148
Class A	-	363,934
Class I	-	41,738
Shares redeemed:
Class A	(1,338,050)	(3,114,598)
Class I	(233,953)	(600,340)
Net increase (decrease) in capital share transactions	1,909,607	1,182,686

[1]	Net of redemption fees of $11,075 and $9,643, respectively.
[2]	Net of redemption fees of $231 and $486, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.54	$9.31	$7.96	$7.30	$6.77	$7.65
Income from Investment Operations:
Net investment income (loss) [1]	0.10	0.19	0.12	0.09	0.10	0.12
Net realized and unrealized gain (loss)	1.55	(0.81)	1.36	0.65	0.52	(0.88)
Total from investment operations	1.65	(0.62)	1.48	0.74	0.62	(0.76)

Less Distributions:
From net investment income	(0.10)	(0.15)	(0.13)	(0.08)	(0.09)	(0.12)
Total distributions	(0.10)	(0.15)	(0.13)	(0.08)	(0.09)	(0.12)

Redemption fee proceeds	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$10.09	$8.54	$9.31	$7.96	$7.30	$6.77

Total return[3]	19.39%[4]	(6.77)%	18.64%	10.26%	9.20%	(10.00)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$117,424	$100,628	$103,354	$79,591	$57,383	$53,781

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.70%[5]	1.71%	1.71%	1.81%	1.87%	1.89%
After fees waived and expenses absorbed/recovered	1.75%[5]	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.26%[5]	2.08%	1.33%	1.04%	1.27%	1.47%
After fees waived and expenses absorbed/recovered	2.21%[5]	2.04%	1.29%	1.10%	1.39%	1.61%

Portfolio turnover rate	10%[4]	21%	10%	13%	15%	23%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had fees and expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.57	$9.33	$7.98	$7.31	$6.78	$7.66
Income from Investment Operations:
Net investment income (loss) [1]	0.12	0.21	0.14	0.11	0.12	0.14
Net realized and unrealized gain (loss)	1.54	(0.80)	1.37	0.65	0.52	(0.88)
Total from investment operations	1.66	(0.59)	1.51	0.76	0.64	(0.74)

Less Distributions:
From net investment income	(0.11)	(0.17)	(0.16)	(0.10)	(0.11)	(0.14)
Total distributions	(0.11)	(0.17)	(0.16)	(0.10)	(0.11)	(0.14)

Redemption fee proceeds	- [2]	- [2]	- [2]	0.01	-	- [2]
Net asset value, end of period	$10.12	$8.57	$9.33	$7.98	$7.31	$6.78

Total return[3]	19.47%[4]	(6.38)%	18.89%	10.66%	9.46%	(9.75)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,414	$12,630	$7,016	$1,717	$680	$365

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.45%[5]	1.46%	1.46%	1.56%	1.62%	1.64%
After fees waived and expenses absorbed/recovered	1.50%[5]	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.51%[5]	2.33%	1.58%	1.29%	1.52%	1.72%
After fees waived and expenses absorbed/recovered	2.46%[5]	2.29%	1.54%	1.35%	1.64%	1.86%

Portfolio turnover rate	10%[4]	21%	10%	13%	15%	23%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.71	$8.78	$8.72	$8.48	$8.11	$8.43
Income from Investment Operations:
Net investment income (loss) [1]	0.15	0.25	0.26	0.24	0.30	0.24
Net realized and unrealized gain (loss)	0.55	(1.32)	(0.10)	-	0.19	(0.56)
Total from investment operations	0.70	(1.07)	0.16	0.24	0.49	(0.32)

Less Distributions:
From net investment income	-	-	(0.10)	-	(0.12)	-
Total distributions	-	-	(0.10)	-	(0.12)	-

Redemption fee proceeds	-	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$8.41	$7.71	$8.78	$8.72	$8.48	$8.11

Total return[3]	9.08%[4]	(12.19)%	1.79%	2.83%	6.07%	(3.80)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$42,714	$38,149	$45,159	$44,167	$38,621	$37,254

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.48%[5]	1.48%	1.45%	1.46%	1.51%	1.51%
After fees waived and expenses absorbed	1.15%[5]	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	3.40%[5]	2.63%	2.58%	2.49%	3.22%	2.52%
After fees waived and expenses absorbed	3.73%[5]	2.96%	2.88%	2.80%	3.58%	2.88%

Portfolio turnover rate	16%[4]	27%	20%	16%	26%	20%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had fees and expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.84	$8.91	$8.84	$8.58	$8.19	$8.49
Income from Investment Operations:
Net investment income (loss) [1]	0.16	0.27	0.28	0.26	0.33	0.27
Net realized and unrealized gain (loss)	0.56	(1.34)	(0.09)	-	0.18	(0.57)
Total from investment operations	0.72	(1.07)	0.19	0.26	0.51	(0.30)

Less Distributions:
From net investment income	-	-	(0.12)	-	(0.12)	-
Total distributions	-	-	(0.12)	-	(0.12)	-

Redemption fee proceeds	-	-	- [2]	- [2]	-	-
Net asset value, end of period	$8.56	$7.84	$8.91	$8.84	$8.58	$8.19

Total return[3]	9.18%[4]	(12.01)%	2.11%	3.03%	6.30%	(3.53)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,230	$6,281	$4,219	$4,072	$1,532	$372

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.23%[5]	1.23%	1.20%	1.21%	1.26%	1.26%
After fees waived and expenses absorbed	0.90%[5]	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	3.65%[5]	2.88%	2.83%	2.74%	3.47%	2.77%
After fees waived and expenses absorbed	3.98%[5]	3.21%	3.13%	3.05%	3.83%	3.13%

Portfolio turnover rate	16%[4]	27%	20%	16%	26%	20%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.42	$9.09	$7.62	$7.81	$7.47	$8.30
Income from Investment Operations:
Net investment income (loss) [1]	0.13	0.32	0.19	0.14	0.19	0.21
Net realized and unrealized gain (loss)	1.36	(0.77)	1.47	(0.19)	0.34	(0.83)
Total from investment operations	1.49	(0.45)	1.66	(0.05)	0.53	(0.62)

Less Distributions:
From net investment income	(0.10)	(0.22)	(0.19)	(0.14)	(0.19)	(0.21)
Total distributions	(0.10)	(0.22)	(0.19)	(0.14)	(0.19)	(0.21)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$9.81	$8.42	$9.09	$7.62	$7.81	$7.47

Total return[3]	17.81%[4]	(5.04)%	21.81%	(0.62)%	7.10%	(7.54)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$105,323	$90,132	$90,342	$64,846	$53,452	$53,161

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[5]	1.49%	1.52%	1.65%	1.65%	1.66%
After fees waived and expenses absorbed/recovered	1.50%[5]	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.96%[5]	3.54%	2.07%	1.68%	2.26%	2.48%
After fees waived and expenses absorbed/recovered	2.95%[5]	3.53%	2.09%	1.83%	2.41%	2.64%

Portfolio turnover rate	8%[4]	24%	6%	18%	15%	15%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.43	$9.10	$7.63	$7.81	$7.48	$8.30
Income from Investment Operations:
Net investment income (loss) [1]	0.15	0.34	0.21	0.16	0.20	0.23
Net realized and unrealized gain (loss)	1.35	(0.77)	1.47	(0.19)	0.34	(0.82)
Total from investment operations	1.50	(0.43)	1.68	(0.03)	0.54	(0.59)

Less Distributions:
From net investment income	(0.11)	(0.24)	(0.21)	(0.16)	(0.21)	(0.23)
Total distributions	(0.11)	(0.24)	(0.21)	(0.16)	(0.21)	(0.23)

Redemption fee proceeds[1]	- [2]	- [2]	-	0.01	-	-
Net asset value, end of period	$9.82	$8.43	$9.10	$7.63	$7.81	$7.48

Total return[3]	17.93%[4]	(4.79)%	22.07%	(0.23)%	7.22%	(7.17)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,469	$14,502	$4,284	$1,817	$1,108	$686

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.24%[5]	1.24%	1.27%	1.40%	1.40%	1.41%
After fees waived and expenses absorbed/recovered	1.25%[5]	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.21%[5]	3.79%	2.32%	1.93%	2.51%	2.73%
After fees waived and expenses absorbed/recovered	3.20%[5]	3.78%	2.34%	2.08%	2.66%	2.89%

Portfolio turnover rate	8%[4]	24%	6%	18%	15%	15%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.43	$15.69	$12.15	$10.97	$10.72	$13.62
Income from Investment Operations:
Net investment income (loss) [1]	0.02	(0.07)	(0.12)	(0.09)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	1.01	(4.40)	3.74	1.29	1.38	(2.28)
Net increase from payments by affiliates (Note 3)	-	-	-	- [2,3]	-	- [2]
Total from investment operations	1.03	(4.47)	3.62	1.20	1.35	(2.31)

Less Distributions:
From net investment income	(0.05)	-	-	-	-	-
From net realized gain	-	(2.79)	(0.08)	(0.02)	(1.10)	(0.59)
Total distributions	(0.05)	(2.79)	(0.08)	(0.02)	(1.10)	(0.59)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$9.41	$8.43	$15.69	$12.15	$10.97	$10.72

Total return[4]	12.17%[5]	(34.57)%	29.87%	10.91%	13.90%	(17.93)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$74,108	$60,155	$104,913	$73,055	$57,051	$54,686

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.99%[6]	2.01%	1.81%	2.00%	2.07%	2.05%
After fees waived and expenses absorbed	1.75%[6]	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.09%[6]	(0.91)%	(0.85)%	(1.03)%	(0.62)%	(0.56)%
After fees waived and expenses absorbed	0.33%[6]	(0.65)%	(0.79)%	(0.78)%	(0.30)%	(0.26)%

Portfolio turnover rate	29%[5]	31%	47%	49%	45%	43%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $796 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.70	$16.07	$12.41	$11.18	$10.88	$13.78
Income from Investment Operations:
Net investment income (loss) [1]	0.03	(0.04)	(0.09)	(0.06)	(0.01)	- [2]
Net realized and unrealized gain (loss)	1.04	(4.54)	3.83	1.31	1.41	(2.31)
Net increase from payments by affiliates (Note 3)	-	-	-	- [2,3]	-	- [2]
Total from investment operations	1.07	(4.58)	3.74	1.25	1.40	(2.31)

Less Distributions:
From net investment income	(0.07)	-	-	-	-	-
From net realized gain	-	(2.79)	(0.08)	(0.02)	(1.10)	(0.59)
Total distributions	(0.07)	(2.79)	(0.08)	(0.02)	(1.10)	(0.59)

Redemption fee proceeds[1]	- [2]	-	-	-	-	-
Net asset value, end of period	$9.70	$8.70	$16.07	$12.41	$11.18	$10.88

Total return[4]	12.31%[5]	(34.40)%	30.21%	11.15%	14.19%	(17.71)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,145	$5,172	$4,448	$1,207	$999	$590

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.74%[6]	1.76%	1.56%	1.75%	1.82%	1.80%
After fees waived and expenses absorbed	1.50%[6]	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.34%[6]	(0.66)%	(0.60)%	(0.78)%	(0.37)%	(0.31)%
After fees waived and expenses absorbed	0.58%[6]	(0.40)%	(0.54)%	(0.53)%	(0.05)%	(0.01)%

Portfolio turnover rate	29%[5]	31%	47%	49%	45%	43%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $796 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.73	$11.12	$13.51	$9.50	$7.40	$8.87
Income from Investment Operations:
Net investment income (loss) [1]	(0.01)	(0.03)	0.19	(0.11)	(0.06)	(0.07)
Net realized and unrealized gain (loss)	2.85	(3.10)	(1.43)	4.11 [2]	2.16	(1.17)
Total from investment operations	2.84	(3.13)	(1.24)	4.00	2.10	(1.24)

Less Distributions:
From net investment income	-	(0.26)	(1.15)	-	-	(0.23)
Total distributions	-	(0.26)	(1.15)	-	-	(0.23)

Redemption fee proceeds[1]	- [3]	- [3]	- [3]	0.01	- [3]	- [3]
Net asset value, end of period	$10.57	$7.73	$11.12	$13.51	$9.50	$7.40

Total return[4]	36.74%[5]	(28.63)%	(10.56)%	42.21%	28.38%	(14.37)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$211,514	$146,737	$203,354	$233,630	$102,004	$66,886

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.39%[6,7]	1.40%[6]	1.40%[6]	1.39%[6]	1.52%[6]	1.57%[6]
After fees waived and expenses absorbed/recovered	1.39%[6,7]	1.40%[6]	1.40%[6]	1.46%[6]	1.50%[6]	1.50%[6]
Ratio of net investment income (loss) to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	(0.11)%[7]	(0.30)%	1.54%	(0.84)%	(0.74)%	(0.91)%
After fees waived and expenses absorbed/recovered	(0.11)%[7]	(0.30)%	1.54%	(0.91)%	(0.72)%	(0.84)%

Portfolio turnover rate	11%[5]	13%	10%	9%	18%	21%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Affiliate reimbursed the Fund $547 for errors during processing. The reimbursement had no impact to the Fund's performance.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended April 30, 2023. For the prior periods, the ratios would have been lowered by 0.00%, 0.00%, 0.01%, 0.00% and 0.00%, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,			For the Period November 20, 2018* through October 31,
	(Unaudited)	2022	2021	2020	2019
Net asset value, beginning of period	$7.77	$11.19	$13.59	$9.52	$7.23
Income from Investment Operations:
Net investment income (loss) [1]	0.01	- [2]	0.22	(0.08)	(0.04)
Net realized and unrealized gain (loss)	2.87	(3.13)	(1.45)	4.15 [3]	2.33
Total from investment operations	2.88	(3.13)	(1.23)	4.07	2.29

Less Distributions:
From net investment income	-	(0.29)	(1.17)	-	-
Total distributions	-	(0.29)	(1.17)	-	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	-
Net asset value, end of period	$10.65	$7.77	$11.19	$13.59	$9.52

Total return[4]	37.07%[5]	(28.51)%	(10.39)%	42.75%	31.67%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,408	$15,286	$16,590	$26,228	$7,856

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.14%[6,7]	1.15%[6]	1.15%[6]	1.14%[6]	1.27%[6,7]
After fees waived and expenses absorbed/recovered	1.14%[6,7]	1.15%[6]	1.15%[6]	1.21%[6]	1.25%[6,7]
Ratio of net investment income (loss) to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	0.14%[7]	(0.05)%	1.79%	(0.59)%	(0.53)%[7]
After fees waived and expenses absorbed/recovered	0.14%[7]	(0.05)%	1.79%	(0.66)%	(0.51)%[7]

Portfolio turnover rate	11%[5]	13%	10%	9%	18%[5]

*	Commencement of operations.
[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $547 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended April 30, 2023. For the prior periods, the ratios would have been lowered by 0.00%, 0.00%, 0.01% and 0.00%, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2023 (Unaudited)

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Fund (the “Emerging Markets Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Fund. The Class I shares commenced operations on November 20, 2018 in the Gold Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2023 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  The Funds may be subject to foreign taxation related to capital gains on sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.  Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2023 (Unaudited)

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2022 and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund will make distributions of net investment income, per the table below and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2023 (Unaudited)

Distribution Frequency of Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
International Dividend Income Fund	Quarterly
Emerging Markets Fund	Annually
Gold Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Options

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(h) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2023 (Unaudited)

Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(i) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2024, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2023 (Unaudited)

	Investment Advisory Fees†	Total Limit on Annual Operating Expenses Class A Shares††	Total Limit on Annual Operating Expenses Class I Shares††
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
International Dividend Income Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	1.25%

†	The investment advisory fees are calculated daily based on each Fund’s average daily net assets.

††	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the six months ended April 30, 2023, the Advisor waived fees as follows:

Advisory fees
International Bond Fund	$79,911
Emerging Markets Fund	93,732

For the six months ended April 30, 2023, the Advisor recovered $29,181 and $7,673 of previously waived advisory fees and/or other expenses absorbed from the International Value Fund and International Dividend Income Fund, respectively.

The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2023, the amount of these potentially recoverable expenses was $9,395, $524,231, $98,078 and $517,651 for the International Value Fund, International Bond Fund, International Dividend Income Fund and Emerging Markets Fund, respectively. The Advisor may recapture all or a portion of the amounts no later than October 31st of the years stated below:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Fund
2023	$9,395	$134,324	$84,617	$156,512
2024	-	152,293	13,461	64,496
2025	-	157,703	-	202,911
2026	-	79,911	-	93,732
Total	$9,395	$524,231	$98,078	$517,651

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2023 are reported on the Statements of Operations.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2023 (Unaudited)

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended April 30, 2023, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2023 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At April 30, 2023, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Fund	Gold Fund

Cost of investments	$125,459,130	$57,377,682	$120,693,337	$94,467,555	$209,348,105

Gross unrealized appreciation	$22,092,617	$551,025	$16,908,880	$8,049,084	$53,143,107

Gross unrealized depreciation	(7,451,001)	(6,366,963)	(11,833,024)	(20,121,578)	(18,900,258)

Net unrealized appreciation (depreciation) on investments	$14,641,616	$(5,815,938)	$5,075,856	$(12,072,494)	$34,242,849

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2023 (Unaudited)

As of October 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Fund	Gold Fund
Undistributed ordinary income	$-	$-	$-	$-	$-
Undistributed long-term gains	-	-	-	-	-
Tax accumulated earnings	-	-	-	-	-

Accumulated capital and other losses	$(9,216,218)	$(2,548,999)	$(4,072,434)	$(2,996,441)	$(26,036,826)
Unrealized appreciation (depreciation) on investments	(3,070,507)	(9,041,478)	(10,092,997)	(15,604,394)	(24,564,762)
Unrealized appreciation (depreciation) on foreign currency translations	(36,505)	(9,507)	(35,017)	(435,687)	(5,660)
Unrealized deferred non-U.S. taxes	-	-	-	(229)	-
Unrealized deferred compensation	(7,199)	(6,911)	(7,154)	(8,383)	(8,080)
Total accumulated deficit	$(12,330,429)	$(11,606,895)	$(14,207,602)	$(19,045,134)	$(50,615,328)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended October 31, 2022 and 2021 were as follows:

	International Value Fund		International Bond Fund		International Dividend Income Fund
	2022	2021	2022	2021	2022	2021
Distributions paid from:
Ordinary Income	$1,915,969	$1,517,083	$-	$572,672	$2,672,975	$1,853,518
Net long-term capital gains	-	-	-	-	-	-
Total taxable distributions	1,915,969	1,517,083	-	572,672	2,672,975	1,853,518
Return of Capital	-	-	-	-	-	-
Total distributions paid	$1,915,969	$1,517,083	$-	$572,672	$2,672,975	$1,853,518

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2023 (Unaudited)

	Emerging Markets Fund		Gold Fund
	2022	2021	2022	2021
Distributions paid from:
Ordinary Income	$972,452	$-	$5,288,245	$21,811,643
Net long-term capital gains	16,919,187	486,787	-	-
Total taxable distributions	17,891,639	486,787	5,288,245	21,811,643
Return of Capital	-	-	-	-
Total distributions paid	$17,891,639	$486,787	$5,288,245	$21,811,643

At October 31, 2022, the Funds had accumulated capital loss carry forwards as follows:

	Capital Loss Carryforward Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
International Value Fund	$1,864,926	$7,351,292	$9,216,218
International Bond Fund	107,303	851,569	958,872
International Dividend Income Fund	1,043,791	3,028,643	4,072,434
Emerging Markets Fund*	2,043,811	952,630	2,996,441
Gold Fund	3,893,896	13,131,423	17,025,319

*	Capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the six months ended April 30, 2023, the International Value Income Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund, and Gold Fund utilized $6,612,289, $0, $4,706,988, $0 and $3,313,766 of their capital loss carryovers, respectively.

As of October 31, 2022, the International Bond Fund and Gold Fund had qualified Late-Year Losses of $1,590,127 and $9,011,507 which are deferred until fiscal year 2023 for tax purposes, respectively.  Net late-year losses that are deferred, are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2023 and for the year ended October 31, 2022, redemption fees were as follows:

	April 30, 2023	October 31, 2022
International Value Fund	$5,237	$7,145
International Bond Fund	-	1,154
International Dividend Income Fund	2,952	14,653
Emerging Markets Fund	2,783	2,297
Gold Fund	11,306	10,129

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2023 (Unaudited)

Note 6 – Investment Transactions

For the six months ended April 30, 2023, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$15,468,212	$11,464,927
International Bond Fund	11,731,355	6,824,563
International Dividend Income Fund	17,903,947	7,892,503
Emerging Markets Fund	29,854,408	20,605,467
Gold Fund	23,918,841	22,427,241

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2023, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares are not subject to any distribution or administrative service fees under the plan.

For the six months ended April 30, 2023, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2023 (Unaudited)

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2023, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks
Basic Materials	$25,415,409	$-	$-	$25,415,409
Communications	9,622,338	-	-	9,622,338
Consumer, Cyclical	12,440,022	-	-	12,440,022
Consumer, Non-cyclical	53,320,415	-	-	53,320,415
Energy	9,524,156	-	-	9,524,156
Financial	6,858,135	-	-	6,858,135
Industrial	5,136,790	-	-	5,136,790
Short-Term Investments	17,783,481	-	-	17,783,481
Total Investments	$140,100,746	$-	$-	$140,100,746

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2023 (Unaudited)

International Bond Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Basic Materials	$452	$-	$-	$452
Fixed Income Securities
Basic Materials	-	3,115,623	-	3,115,623
Communications	-	1,983,599	-	1,983,599
Consumer, Cyclical	-	731,709	-	731,709
Energy	-	5,032,239	-	5,032,239
Financial	-	5,280,172	-	5,280,172
Government	-	31,621,260	-	31,621,260
Industrial	-	340,263	-	340,263
Short-Term Investments	3,456,427	-	-	3,456,427
Total Investments	$3,456,879	$48,104,865	$-	$51,561,744

International Dividend Income Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks
Basic Materials	$23,304,225	$-	$-	$23,304,225
Communications	14,072,262	-	-	14,072,262
Consumer, Cyclical	1,166,612	-	-	1,166,612
Consumer, Non-cyclical	29,298,209	-	-	29,298,209
Energy	15,910,122	-	-	15,910,122
Financial	10,498,109	-	-	10,498,109
Technology	947,680	-	-	947,680
Utilities	18,501,837	-	-	18,501,837
Short-Term Investments	12,070,137	-	-	12,070,137
Total Investments	$125,769,193	$-	$-	$125,769,193

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2023 (Unaudited)

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$7,671,831	$-	$7,671,831
Communications	1,675,843	6,082,075	-	7,757,918
Consumer, Cyclical	468,842	5,724,125	-	6,192,967
Consumer, Non-cyclical	3,115,506	9,273,434	-	12,388,940
Energy	-	1,505,602	-	1,505,602
Financial	5,527,381	2,038,798	-	7,566,179
Industrial	-	16,487,791	-	16,487,791
Technology	2,821,923	9,928,475	-	12,750,398
Utilities	-	1,131,869	-	1,131,869
Rights	1,106	-	-	1,106
Short-Term Investments	8,940,460	-	-	8,940,460
Total Investments	$22,551,061	$59,844,000	$0	$82,395,061

Gold Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks
Diversified Exploration and Mining	$-	$-	$3,247,472	$3,247,472
Gold and Precious Metals	521,348	-	-	521,348
Gold Exploration	8,093,968	-	3,672,633	11,766,601
Gold Mining	79,330,388	-	-	79,330,388
Precious Metals Developmental	9,428,350	-	-	9,428,350
Precious Metals Exploration	7,502,608	-	2,942,351	10,444,959
Royalty Companies	82,312,007	-	916,673	83,228,680
Silver: Exploration and Mining	24,985,599	-	-	24,985,599
Warrants
Diversified Exploration and Mining	-	-	-	-
Gold Exploration	-	-	-	-
Precious Metals Exploration	-	-	260,419	260,419
Royalty Companies	-	-	-	-
Silver: Exploration and Mining	-	-	-	-
Short-Term Investments	20,377,138	-	-	20,377,138
Total Investments	$232,551,406	$-	$11,039,548	$243,590,954

*	The Fund did not hold any Level 2 securities at period end.

**	The Fund did not hold any Level 2 or 3 securities at period end.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2023 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund – Fixed Income Securities	Emerging Markets Fund – Common Stocks
Beginning balance October 31, 2022	$-	$-
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	-	-
Net purchases	-	-
Net sales	-	-
Balance as of April 30, 2023	$-	$-

	Gold Fund – Common Stocks	Gold Fund – Warrants
Beginning balance October 31, 2022	$5,504,841	$-
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	(3,490,929)	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	2,016,149	260,419
Net purchases	6,749,068	-
Net sales	-	-
Balance as of April 30, 2023	$10,779,129	$260,419

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2023:

	Fair Value April 30, 2023	Valuation Methodologies	Unobservable Input(1)	Input Range/ Value	Valuation Weighted Average of Input	Impact to Valuation from an increase in Input(2)
Emerging Markets Fund - Common Stock	$-	Asset Approach	Estimated Recovery Proceeds	$0.00	N/A	Increase
Gold Fund - Warrants	$260,419	Market Approach	Intrinsic Value	$0.00 - $0.08	$0.08	Increase
Gold Fund - Common Stocks	$7,531,657	Market Approach	Market Value Comparable Security	$0.31 – $1.70	$0.72	Increase
Gold Fund - Common Stocks	$3,247,472	Market Approach	Purchase Price	$0.37 – $2.01	$1.27	Increase
Gold Fund - Common Stocks	$-	Market Approach	Market Value Comparable Security with Liquidity Discount	$0.00	N/A	Increase

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2023 (Unaudited)

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Gold Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund’s financial position, performance and cash flows. The Gold Fund invested in warrants during the six months ended April 30, 2023. The effects of these derivative instruments on the Gold Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2023 by risk category are as follows:

	Gold Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value
Equity contracts	Warrants, at value	$260,419

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2023 are as follows:

	Gold Fund
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants	Purchased Options Contracts
Equity contracts	$(23,007)	$(146,127)

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2023 (Unaudited)

	Gold Fund
	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants	Purchased Options Contracts
Equity contracts	$283,426	$130,934

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of April 30, 2023 are as follows:

Derivatives not designated as hedging instruments	Gold Fund
Equity contracts	Warrants	Average market value	$86,806
	Purchased Options Contracts	Average notional value	694,000

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2023 (Unaudited)

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Gold Fund
Elemental Altus Royalties Corp. (2)	$6,202,514	$1,009,600	$(18,174)	$(5,215)	$(7,510,043)	$321,318	$-	$-
Magna Gold Corp. (2)	576,196	-	(153,610)	(1,130,432)	-	707,846	-	-
Midland Exploration Inc.	1,530,125	96,174	(20,719)	(20,079)	-	998,053	2,583,554	-
Mundoro Capital, Inc.	836,213	-	-	-	-	191,483	1,027,696	-
Total	$9,145,048

Alpha Exploration Ltd. (1)	-	823,832	-	-	-	38,224	862,056	-
Heliostar Metals Ltd. (1)	15,172	1,009,874	-	-	50,172	828,215	1,903,433
Total				$(1,155,726)		$3,085,139	$6,376,738	$-

(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.
*	Net of foreign withholding taxes.

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Gold Fund
Elemental Altus Royalties Corp. (2)	6,601,800	1,000,000	(20,000)	-	7,581,800
Magna Gold Corp. (2)	5,233,400	-	(5,233,400)	-	-
Midland Exploration Inc.	5,485,900	200,000	(40,000)	-	5,645,900
Mundoro Capital, Inc.	6,329,204	-	-	-	6,329,204

Alpha Exploration Ltd. (1)	-	1,600,000	-	-	1,600,000
Heliostar Metals Ltd. (1)	78,000	6,136,364	-	-	6,214,364

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2023 (Unaudited)

Note 13 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Funds may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 14 – New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2023 (Unaudited)

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory

At an in-person meeting held on March 14-16, 2023, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Euro Pacific Asset Management, LLC (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and collectively, the “Funds”):

●	EP Emerging Markets Fund (the “Emerging Markets Fund”),

●	EuroPac Gold Fund (the “Gold Fund”),

●	EuroPac International Bond Fund (the “International Bond Fund”),

●	EuroPac International Dividend Income Fund (the “International Dividend Fund”), and

●	EuroPac International Value Fund (the “International Value Fund”).

In approving the renewal of the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended December 31, 2022; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of each Fund, the meeting materials indicated the following:

●	The Emerging Markets Fund’s annualized total returns for the three- and ten-year periods were above the Peer Group and Diversified Emerging Markets Fund Universe median returns and the MSCI Emerging Markets Index returns, but below the MSCI Emerging Markets Small Cap Index returns by 5.30% and 1.20%, respectively, for those periods. For the five-year period, the Fund’s annualized total return was above the Peer Group median return, but below the Fund Universe median return by 0.01%, the MSCI Emerging Markets Index return by 0.78%, and the MSCI Emerging Markets Small Cap Index return by 3.24%. The Fund’s total return for the one-year period was below the Peer Group and Fund Universe median returns, the MSCI Emerging Markets Index return, and the MSCI Emerging Markets Small Cap Index return by 4.11%, 5.34%, 8.64%, and 10.71%, respectively. The Trustees considered the Investment Advisor’s assertion that the Fund’s underperformance relative to the MSCI Emerging Markets Index was driven by the Fund’s lack of focus on the materials sector and commodities at the beginning of a period of higher expected inflation, and by a focus on growth stocks at the beginning of a period of higher expected interest rates, as growth stocks are generally more sensitive to higher interest rates than value stocks. The Trustees observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the three-, five-, and ten-year periods.

●	The Gold Fund’s total return for the one-year period was below the Peer Group and Equity Precious Metals Fund Universe median returns, the NYSE Arca Gold Miners Index return, and the Philadelphia Gold & Silver Index return by 1.03%, 1.28%, 3.73%, and 4.42%, respectively. For the three-year period, the Fund’s annualized total return was below the NYSE Index return by 0.47%, the Fund Universe median return by 1.45%, the Peer Group median return by 1.69%, and the Philadelphia Index return by 5.94%. The Fund’s annualized total return for the five-year period was below the Peer Group median return, the NYSE Index return, the Fund Universe median return, and the Philadelphia Index return by 1.59%, 1.66%, 1.77%, and 5.28%, respectively. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance for the one-, three-, and five-year periods compared to the Philadelphia Index was primarily due to the Philadelphia Index being fully invested in large-cap miners, some of which are not gold miners. The Trustees also considered the Investment Advisor’s assertion that the Fund’s underperformance relative to the Peer Group was due to the underperformance in exploration and mid-tier miners, which was mostly driven by asset flows out of the sector.

●	The International Bond Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Global Bond Fund Universe median returns, and the returns of the JP Morgan GBI Global Ex-U.S. FX NY Index Unhedged in USD and the FTSE Non-USD World Government Bond Index. The Fund’s annualized total return for the ten-year period was above the JP Morgan Index return and the FTSE Index return, but below the Peer Group and Fund Universe median returns by 0.06% and 1.08%, respectively. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group for the one-, three-, five-, and ten-year periods.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

●	The International Dividend Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Foreign Large Value Fund Universe median returns and the S&P International Dividend Opportunities Index returns.

●	The International Value Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Foreign Large Value Fund Universe median returns, the MSCI All Country World Ex USA Value Index returns, and the MSCI World Ex USA Value Index returns. The Fund’s annualized total return for the ten-year period was below the MSCI All Country World Ex USA Value Index return, the Peer Group and Fund Universe median returns, and the MSCI World Ex USA Value Index return by 1.61%, 1.67%, 2.29%, and 2.44%, respectively. The Trustees considered the Investment Advisor’s belief that the Fund’s underperformance for the ten-year period was mainly due to the underperformance of gold stocks and other inflation sensitive sectors over that period. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation; its risk-adjusted returns, as measured by its Sharpe ratio; its downside volatility, as measured by its Morningstar risk score; and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

The Board considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Emerging Markets Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Diversified Emerging Markets Fund Universe medians by 0.08% and 0.105%, respectively. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, Alliance Global Partners Corp (“AGP”). The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.29% and 0.34%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Investment Advisor’s observation that some of the funds in the Peer Group are part of large fund complexes and therefore could have lower expenses and/or support lower expense caps.

●	The Gold Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median and the same as the Equity Precious Metals Fund Universe median. The Trustees noted that the Fund’s advisory fee was the same as the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Peer Group and Fund Universe medians. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Fund Universe, and significantly lower than the average net assets of corresponding classes of funds in the Peer Group, and that certain of those other funds also had significant assets in other classes.

●	The International Bond Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median and the same as the Global Bond Fund Universe median. The Trustees noted that the Fund’s advisory fee was lower than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees also considered that the Fund’s advisory fee was lower than the advisory fees paid by the other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group median by 0.11% and the Fund Universe median by 0.16%. The Trustees considered that the Fund’s total expenses were not in the highest quartile of those funds in the Peer Group. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The International Dividend Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Foreign Large Value Fund Universe medians by 0.10%. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.25% and 0.30%, respectively. The Trustees considered, however, the Investment Advisor’s assertion that the Fund is somewhat uniquely focused on smaller, less liquid markets than its peer funds, and that the Fund therefore generally has higher custody and brokerage expenses. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The International Value Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Foreign Large Value Fund Universe medians by 0.305% and 0.33%, respectively. The Trustees considered the Investment Advisor’s belief that the Fund warrants a higher advisory fee than the Peer Group funds generally because the Fund uses a distinct strategy involving investment in markets that are not typically covered and a focus on dividend paying companies, and therefore require more research and specialized trading in certain cases. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.53% and 0.55%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Investment Advisor’s belief that management of the Fund warranted a higher advisory fee, as discussed above, which also resulted in higher total expenses.

In considering the Funds’ fees and total expenses, the Board considered the Investment Advisor’s longstanding view that each Fund is distinct from its Peer Group in some significant way, as the Investment Advisor focuses on unhedged exposure to various countries, currencies, and commodities in a way that is not replicated by any other fund family’s products, and that this makes it difficult for Broadridge to appropriately categorize the Funds’ strategies and construct peer groups for the Funds. The Board also considered that most investors in the Funds, the majority of whom purchase shares through AGP, invest in the Funds specifically for this unique investment process and philosophy and with a long-term focus.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability, Benefits to the Investment Advisor, and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended December 31, 2022, noting that the Investment Advisor had waived a significant portion of its advisory fee for the International Bond Fund, had waived a portion of its advisory fee for the Emerging Markets Fund, had recouped fees it previously waived for the International Dividend Fund and International Value Fund, and had not realized a profit with respect to the International Bond Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the Emerging Markets Fund, Gold Fund, International Dividend Fund, and International Value Fund were reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of the Investment Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to the Funds.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on March 15-16, 2023 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

EP Emerging Markets Fund (formerly, EP Emerging Markets Small Companies Fund)

EuroPac Gold Fund

EuroPac International Bond Fund

EuroPac International Dividend Income Fund

EuroPac International Value Fund

The Board has appointed Euro Pacific Asset Management, LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. With respect to the EP Emerging Markets Fund, for the period of January 1, 2022 through September 1, 2022, the Program Administrator delegated, subject to its oversight, the primary liquidity classification responsibility to Champlain Investment Partners, the EP Emerging Markets Fund’s former sub-advisor1. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);

●	An overview of market liquidity for each Fund during the Program Reporting Period;

●	Each Fund’s ability to meet redemption requests;

●	Each Fund’s cash management;

●	Each Fund’s borrowing activity, if any, in order to meet redemption requests;

●	Each Fund’s compliance with the 15% limit of illiquid investments; and

●	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as “highly liquid investments,” and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

[1]	Effective September 1, 2022, Champlain Investment Partners no longer serves as Sub-Advisor to the EP Emerging Markets Fund.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Euro Pacific Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2023 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A shares only), and redemption fees and (2) ongoing costs, including management fees; distribution fees and/or service (12b-1) fees (Class A shares only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EuroPac International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/22	4/30/23	11/1/22 – 4/30/23
Class A	$1,000.00	$1,193.90	$9.52
Class I	1,000.00	1,016.12	8.75
Hypothetical (5% annual return before expenses)	11/1/22	4/30/23	11/1/22 – 4/30/23
Class A	1,000.00	1,194.70	8.16
Class I	1,000.00	1,017.36	7.50

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2023 (Unaudited)

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/22	4/30/23	11/1/22 – 4/30/23
Class A	$1,000.00	$1,090.80	$5.96
Class I	1,000.00	1,019.09	5.76
Hypothetical (5% annual return before expenses)	11/1/22	4/30/23	11/1/22 – 4/30/23
Class A	1,000.00	1,091.80	4.67
Class I	1,000.00	1,020.33	4.51

*	Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Dividend Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/22	4/30/23	11/1/22 – 4/30/23
Class A	$1,000.00	$1,178.10	$8.10
Class I	1,000.00	1,179.30	6.75
Hypothetical (5% annual return before expenses)	11/1/22	4/30/23	11/1/22 – 4/30/23
Class A	1,000.00	1,017.36	7.50
Class I	1,000.00	1,018.60	6.26

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

EP Emerging Markets Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/22	4/30/23	11/1/22 – 4/30/23
Class A	$1,000.00	$1,121.70	$9.20
Class I	1,000.00	1,123.10	7.90
Hypothetical (5% annual return before expenses)	11/1/22	4/30/23	11/1/22 – 4/30/23
Class A	1,000.00	1,016.12	8.75
Class I	1,000.00	1,017.36	7.50

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2023 (Unaudited)

EuroPac Gold Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/22	4/30/23	11/1/22 – 4/30/23
Class A	$1,000.00	$1,367.40	$8.18
Class I	1,000.00	1,370.70	6.72
Hypothetical (5% annual return before expenses)	11/1/22	4/30/23	11/1/22 – 4/30/23
Class A	1,000.00	1,017.88	6.97
Class I	1,000.00	1,019.12	5.73

*	Expenses are equal to the Fund’s annualized expense ratios of 1.39% and 1.14% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six-month period). Assumes all dividends and distributions were reinvested.

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Euro Pacific Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Euro Pacific Asset Management, LLC

Suite 204, Lots 81-82

Street C

Dorado, Puerto Rico 00646

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund – Class A	EPIVX	461 418 766
EuroPac International Value Fund – Class I	EPVIX	461 41P 669
EuroPac International Bond Fund – Class A	EPIBX	461 418 618
EuroPac International Bond Fund – Class I	EPBIX	461 41P 651
EuroPac International Dividend Income Fund – Class A	EPDPX	461 41P 487
EuroPac International Dividend Income Fund – Class I	EPDIX	461 41P 479
EP Emerging Markets Fund – Class A	EPASX	461 418 550
EP Emerging Markets Fund – Class I	EPEIX	461 41P 636
EuroPac Gold Fund – Class A	EPGFX	461 41P 677
EuroPac Gold Fund – Class I	EPGIX	461 41Q 196

Privacy Principles of the Euro Pacific Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Euro Pacific Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are also available, without charge and upon request by calling the Funds at (888) 558-5851, on the Funds’ website at www.europacificfunds.com or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 558-5851.

Euro Pacific Funds

P. O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 558-5851

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/07/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/07/23

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/07/23